UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, DC  20549

				  FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lawrence Kelly & Associates, Incorporated
Address:	199 South Los Robles Avenue
		Suite 850
		Pasadena, CA  91101

13F File Number:  28-4898

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Alex Tescher
Title:	Executive Vice President
Phone:	626/449-9500
Email:	alex@lawrencekelly.com
Signature, Place, and Date of Signing:

	Alex Tescher	Pasadena, CA	July 30, 2009
Report Type (Check only one.):

[ X ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	114

Form 13F Information Table Value Total:	$336,058


List of Other Included Managers:

No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101       20      338 SH       SOLE                      338
                                                               439     7300 SH       OTHER                                      7300
AFLAC Inc.                     COM              001055102     6288   202239 SH       SOLE                   108341             93898
                                                               967    31112 SH       OTHER                                     31112
Abbott Labs                    COM              002824100      202     4285 SH       SOLE                                       4285
                                                               320     6800 SH       OTHER                                      6800
Adobe Sys Inc Com              COM              00724F101     4360   154050 SH       SOLE                    44750            109300
                                                                51     1800 SH       OTHER                                      1800
Albemarle Corp.                COM              012653101      228     8900 SH       OTHER                                      8900
Allergan Inc.                  COM              018490102      333     7000 SH       SOLE                                       7000
                                                               233     4900 SH       OTHER                                      4900
America Movil-ADR Ser L        COM              02364W105      221     5700 SH       OTHER                                      5700
Apple, Inc.                    COM              037833100    13832    97115 SH       SOLE                    46125             50990
                                                              1111     7800 SH       OTHER                                      7800
Autoliv Inc Com                COM              052800109     2873    99850 SH       SOLE                     9300             90550
                                                               135     4700 SH       OTHER                                      4700
Avery Dennison Corp            COM              053611109       44     1720 SH       SOLE                      120              1600
                                                               261    10150 SH       OTHER                                     10150
BP PLC Spons ADR               COM              055622104      176     3695 SH       SOLE                      923              2772
                                                               646    13546 SH       OTHER                                     13546
Berkley WR Corp                COM              084423102    10196   474904 SH       SOLE                   244847            230057
                                                              1288    59986 SH       OTHER                                     59986
CVS Caremark Corp              COM              126650100    12184   382303 SH       SOLE                   189957            192346
                                                              1739    54567 SH       OTHER                                     54567
Celgene Corp                   COM              151020104     3509    73350 SH       SOLE                    25600             47750
Charles Schwab Corp (New)      COM              808513105      280    15947 SH       SOLE                    15947
                                                                53     3000 SH       OTHER                                      3000
Chevron Corp                   COM              166764100     3097    46745 SH       SOLE                    25213             21532
                                                              2378    35893 SH       OTHER                                     35893
Cisco Systems                  COM              17275R102    10268   550571 SH       SOLE                   286286            264285
                                                              1121    60132 SH       OTHER                                     60132
Coca Cola Co                   COM              191216100      137     2853 SH       SOLE                      413              2440
                                                               173     3600 SH       OTHER                                      3600
Costco Wholesale               COM              22160K105     9270   202500 SH       SOLE                   104800             97700
                                                              1204    26294 SH       OTHER                                     26294
Covidien PLC (new)             COM              G2554F105    10225   273100 SH       SOLE                   142175            130925
                                                              1348    36000 SH       OTHER                                     36000
Dentsply Intl Inc New          COM              249030107    12736   416625 SH       SOLE                   216750            199875
                                                              1863    60950 SH       OTHER                                     60950
Disney Walt Co Del             COM              254687106     6736   288725 SH       SOLE                   105325            183400
                                                               783    33556 SH       OTHER                                     33556
Exxon Mobil Corp               COM              30231G102      539     7709 SH       SOLE                     5255              2454
                                                               937    13403 SH       OTHER                                     13403
First Solar Inc.               COM              336433107      324     2000 SH       SOLE                     1075               925
                                                               154      950 SH       OTHER                                       950
General Elec Co                COM              369604103      195    16675 SH       SOLE                     8325              8350
                                                               534    45523 SH       OTHER                                     45523
Goldman Sachs Group Com        COM              38141G104     8935    60600 SH       SOLE                    31750             28850
                                                               424     2875 SH       OTHER                                      2875
Google, Inc.                   COM              38259P508    11727    27815 SH       SOLE                    13905             13910
                                                               731     1735 SH       OTHER                                      1735
Heinz H J Co.                  COM              423074103      892    25000 SH       SOLE                                      25000
Int'l Bus Mach                 COM              459200101       30      288 SH       SOLE                      288
                                                               675     6460 SH       OTHER                                      6460
Intel Corp                     COM              458140100     1432    86503 SH       SOLE                     9763             76740
                                                               730    44100 SH       OTHER                                     44100
Intuit                         COM              461202103     6627   235100 SH       SOLE                   120300            114800
                                                               262     9300 SH       OTHER                                      9300
JPMorgan Chase & Co            COM              46625H100      276     8100 SH       OTHER                                      8100
Johnson & Johnson              COM              478160104    11191   197033 SH       SOLE                   125418             71615
                                                              1991    35057 SH       OTHER                                     35057
L-3 Communications Hldgs Inc.  COM              502424104     6621    95425 SH       SOLE                    26600             68825
                                                               489     7050 SH       OTHER                                      7050
McDonalds Corp                 COM              580135101      391     6800 SH       OTHER                                      6800
Microsoft Corp                 COM              594918104      738    31050 SH       SOLE                      200             30850
                                                               587    24700 SH       OTHER                                     24700
NYSE Euronext                  COM              629491101     6139   225275 SH       SOLE                   113175            112100
                                                               604    22175 SH       OTHER                                     22175
Nestle SA Spons ADR (For Reg)  COM              641069406    10969   291537 SH       SOLE                   169950            121587
                                                              1696    45075 SH       OTHER                                     45075
Nokia Corp Sponsored ADR       COM              654902204       22     1500 SH       SOLE                                       1500
                                                               154    10550 SH       OTHER                                     10550
Oracle Systems Corp            COM              68389X105      104     4875 SH       SOLE                     2775              2100
                                                               107     5000 SH       OTHER                                      5000
Paccar Inc                     COM              693718108      115     3550 SH       SOLE                                       3550
                                                               350    10800 SH       OTHER                                     10800
Pepsico Inc                    COM              713448108    11193   203664 SH       SOLE                   102505            101159
                                                              2148    39074 SH       OTHER                                     39074
Pfizer Inc                     COM              717081103      474    31594 SH       OTHER                                     31594
Procter & Gamble Co.           COM              742718109      442     8641 SH       SOLE                     4134              4507
                                                              1005    19665 SH       OTHER                                     19665
Qualcomm Inc.                  COM              747525103      271     6000 SH       OTHER                                      6000
Quanta Services Inc            COM              74762E102     4998   216100 SH       SOLE                    86300            129800
                                                               214     9250 SH       OTHER                                      9250
Royal Dutch Shell PLC Spons AD COM              780259206     2499    49800 SH       SOLE                    47600              2200
                                                               567    11300 SH       OTHER                                     11300
Sanofi Aventis Spons ADR       COM              80105N105     5358   181675 SH       SOLE                    92000             89675
                                                               552    18725 SH       OTHER                                     18725
Schlumberger Ltd               COM              806857108     9604   177488 SH       SOLE                    91088             86400
                                                               848    15675 SH       OTHER                                     15675
Siemens AG Spons ADR           COM              826197501     7754   112075 SH       SOLE                    60925             51150
                                                               865    12500 SH       OTHER                                     12500
Southwestern Energy Co         COM              845467109    16847   433650 SH       SOLE                   216800            216850
                                                              1554    40000 SH       OTHER                                     40000
Sunpower Corp Cl A             COM              867652109     2951   110895 SH       SOLE                    37500             73395
                                                               234     8800 SH       OTHER                                      8800
Telefonica SA - Spons ADR      COM              879382208    10762   158525 SH       SOLE                    74850             83675
                                                              1258    18532 SH       OTHER                                     18532
Teva Pharmaceutical Inds ADR   COM              881624209    16445   333295 SH       SOLE                   175775            157520
                                                              2571    52100 SH       OTHER                                     52100
Thermo Fisher Scientific, Inc. COM              883556102    11667   286165 SH       SOLE                   149525            136640
                                                              1311    32150 SH       OTHER                                     32150
Transocean Ltd.                COM              H8817H100      802    10800 SH       SOLE                     2250              8550
                                                               202     2724 SH       OTHER                                      2724
United Technologies            COM              913017109       41      780 SH       SOLE                      780
                                                               397     7650 SH       OTHER                                      7650
Verisign Inc. Com.             COM              92343E102     5074   273950 SH       SOLE                   149750            124200
                                                               432    23300 SH       OTHER                                     23300
Vestas Wind Systems A/S OrdF   COM              5964651       3183    44770 SH       SOLE                    22890             21880
                                                               533     7500 SH       OTHER                                      7500
Visa, Inc. Cl A                COM              92826C839     4178    67100 SH       SOLE                    59775              7325
                                                               355     5700 SH       OTHER                                      5700
Wells Fargo & Co               COM              949746101     5180   213508 SH       SOLE                   103058            110450
                                                               269    11095 SH       OTHER                                     11095